SUMMARY OF ACCOUNTING POLICIES - Summary of fair value of assets and liabilities on recurring or nonrecurring basis (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total
Financial assets:
Cash and cash equivalents	$ 42,439	$ 22,112
Mortgage-backed securities		3,230
Loans receivable - net	358,500	362,066
Federal Home Loan Bank stock	8,651	8,651
Accrued interest receivable	1,801	1,971
Financial liabilities:
Deposits	451,165	468,417
Advances from the Federal Home Loan Bank	15,726	20,207
Advances by borrowers for taxes and insurance	2,651	2,357
Accrued interest payable	58	71
Quoted prices in active markets for identical assets (Level 1)
Financial assets:
Cash and cash equivalents	42,439	22,112
Mortgage-backed securities
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Advances from the Federal Home Loan Bank
Advances by borrowers for taxes and insurance
Accrued interest payable
Significant other observable inputs (Level 2)
Financial assets:
Cash and cash equivalents
Mortgage-backed securities		3,230
Loans receivable - net	358,500	362,066
Federal Home Loan Bank stock	8,651	8,651
Accrued interest receivable	1,801	1,971
Financial liabilities:
Deposits	451,165	468,417
Advances from the Federal Home Loan Bank	15,726	20,207
Advances by borrowers for taxes and insurance	2,651	2,357
Accrued interest payable	58	71
Significant other unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents
Mortgage-backed securities
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Advances from the Federal Home Loan Bank
Advances by borrowers for taxes and insurance
Accrued interest payable